Unaudited Interim Condensed Consolidated Statement of Financial Position	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 MYR (RM)
Non-current assets
Plant and equipment	$ 7,645,262	RM 31,173,554	RM 22,012,303
Right-of-use assets	130,728	533,045	687,863
Investment in an associate	637,565	2,599,672	1,923,775
Investment in other investment	246,779	1,006,240
Trade receivables	500,754	2,041,823	1,508,742
Deferred tax asset	43,117	175,810	175,810
Total non-current assets	9,204,205	37,530,144	26,308,493
Current assets
Cash and bank balances	17,806,452	72,605,810	80,243,158
Inventories	459,824	1,874,932	2,457,916
Trade receivables	3,477,278	14,178,600	19,411,022
Contract assets	21,422,298	87,349,420	41,440,035
Other receivables and prepayment	9,899,350	40,364,600	17,430,594
Amount due from related parties	1,110,739	4,529,037	2,457,382
Income tax receivable	78,041	318,213
Total current assets	54,253,982	221,220,612	163,440,107
Total assets	63,458,187	258,750,756	189,748,600
Current liabilities
Trade payables	8,396,393	34,236,294	18,315,260
Other payables and accrued liabilities	4,284,830	17,471,394	8,951,463
Convertible securities payable	12,953,974	52,819,830	64,170,406
Bank and other borrowings	21,316,670	86,918,717	45,626,825
Lease liabilities	20,063	81,808	431,946
Amount due to related parties	115,126	469,425	3,901,595
Income tax payable			104,021
Total current liabilities	47,087,056	191,997,468	141,501,516
Non-current liabilities
Lease liabilities	115,584	471,295	276,683
Bank and other borrowings	5,730,956	23,367,975	17,714,042
Total non-current labilities	5,846,540	23,839,270	17,990,725
Total liabilities	52,933,596	215,836,738	159,492,241
Capital and reserves
Share capital	9,985,731	40,716,817	28,941,506
Reserves	319,826	1,304,091	1,704,989
Retained earnings	217,709	887,705	95,920
Other comprehensive income/(loss)	1,325	5,404	(486,057)
Attributable to equity owners of the Company	10,524,591	42,914,017	30,256,358
Non-controlling interests		1	1
Total equity	10,524,591	42,914,018	30,256,359	[1]
Total liabilities and equity	$ 63,458,187	RM 258,750,756	RM 189,748,600

[1]	Share Combination On February 10, 2026, the authorised, issued, and outstanding shares of the Founder Group Limited were combined on a 100 for 1 ratio (the “Share Combination”) with the marketplace. As a result of the Share Combination, each 100 ordinary shares outstanding will automatically combine and convert to one issued and outstanding ordinary share without any action on the part of the shareholders